UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22684

DAXOR CORPORATION

(Exact name of registrant as specified in charter)

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Address of principal executive offices) (Zip code)

Michael Feldschuh

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-330-8500

Date of fiscal year end: December 31, 2017

Date of reporting period: July 1, 2016 to June 30, 2017

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2016-June 30, 2017

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
.(NONE)

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Michael Feldschuh
BY: Michael Feldschuh
ITS: President
(Chief Executive Officer, Principal Executive Officer)

Date: August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Wilkens
BY: John Wilkens
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date: August 30, 2017

Date August 30, 2017

* Print the name and title of each signing officer under his or her signature.

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